GMO Strategic Opportunities Allocation Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	235 Months Ended
		Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(0.33%)	1.35%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		18.67%	11.16%	9.95%
Class III
Prospectus [Line Items]
Average Annual Return, Percent			5.50%	5.31%	5.45%	6.55%
Performance Inception Date		May 31, 2005
Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.68%	2.45%	3.25%	4.57%
Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.86%	3.40%	3.73%	4.80%
Class III | GMO Strategic Opportunities Allocation Index (Fund benchmark)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		14.12%	8.41%	7.93%	7.13%
Class III | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(0.33%)	1.35%	2.98%
Class III | MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]		18.67%	11.16%	9.95%	8.23%

[1]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
[2]	This is a composite index that provides a performance comparison that tracks changes in the Fund’s benchmark over time. See “Fund Benchmarks and Comparative Indices” for the time periods covered by each index included in the composite index.
[3]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.